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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     G.T. GLOBAL VARIABLE INVESTMENT SERIES
                          GT GLOBAL MONEY MARKET FUND
                        GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                     G.T. GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                    GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                     GT GLOBAL VARIABLE LATIN AMERICA FUND
                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                    Supplement dated October 19, 1998 to the
             Statement of Additional Information dated June 1, 1998


Effective October 19, 1998, INVESCO (NY), Inc. resigned as sub-advisor and sub-administrator to GT Global Variable Infrastructure Fund, GT Global Variable Natural Resources Fund and GT Global Variable Telecommunications Fund (collectively, the "Funds"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the foregoing Funds.

Effective September 8, 1998, A I M Fund Services, Inc., a wholly owned subsidiary of A I M Advisors, Inc. and a registered transfer agent, became the exclusive transfer agent and dividend disbursing agent for all the series portfolios of G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust.

The fourth sentence in the first full paragraph under the heading "TRUSTEES AND EXECUTIVE OFFICERS" on page 42 of the Statement of Additional Information should be deleted in its entirety and replaced with the following:

"Each Trustee who is not a director, officer or employee of the Sub-Advisor or any affiliated company is paid an annual retainer of $2,000 by Investment Series and $3,000 by Investment Trust, and reimbursed travel and other expenses incurred in connection with attendance at such meetings."

The first sentence in the fourth full paragraph under the heading "VALUATION OF FUND SHARES" on page 47 of the Statement of Additional Information should be deleted in its entirety and replaced with the following:

"Options on indices, securities and currencies purchased by the Funds are valued at the mean of the last bid and asked prices in the case of listed options or in the case of OTC options, at the average of the mean of the last bid and asked prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used."